Expenses and Other Non-Operating Income/(Expense), Net - Schedule of Other non-operating income (expense), net (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Expenses And Other Non Operating Income Expense Net [Line Items]
Total	$ 169,613	$ (98,818)